CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities:
(Loss) profit for the year		$ (249,758)	$ (285,640)	[1]	$ 24,573	[1],[2]
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)		21,939	(40,528)	[1]	24,235	[1]
Depreciation and amortization charges, operating allowances and write-downs		108,189	123,024	[1]	119,137	[1]
Finance income (loss)		(177)	2,140	[1]	(5,374)	[1]
Finance costs		66,968	66,139	[1]	62,022	[1]
Financial derivative (gain) loss		(3,168)	(2,729)	[1]	(2,838)	[1]
Exchange differences		(25,553)	(2,884)	[1]	14,136	[1]
Impairment losses		73,344	175,899	[1]	58,919	[1]
Bargain purchase gain	[1],[2]				(40,142)
Loss (gain) on disposal of discontinued operations		5,399	(85,101)	[1]
Loss (gain) due to changes in the value of assets		(158)	1,574	[1]	7,623	[1]
(Gain) loss on disposal of non-current assets		(1,292)	2,223	[1]	(14,564)	[1]
Share-based compensation		2,017	4,879	[1]	2,798	[1]
Changes in operating assets and liabilities:
(Increase) decrease in inventories		114,585	91,531	[1]	(101,024)	[1]
(Increase) decrease in trade and other receivables		71,034	30,933	[1]	(25,807)	[1]
Increase (decrease) in trade and other payables		(55,405)	(63,187)	[1]	55,410	[1]
Other changes in operating assets and liabilities		14,473	(45,878)	[1]	(25,901)	[1]
Income tax paid		11,831	(3,589)	[1]	(36,408)	[1]
Net cash (used) provided by operating activities		154,268	(31,194)	[1]	116,795	[1]
Cash flows from investing activities:
Interest and finance income received		630	1,673	[1]	3,833	[1]
Payments due to investments:
Acquisition of subsidiaries	[1]		9,088		(20,379)
Other intangible assets		(2,654)	(184)	[1]	(3,313)	[1]
Property, plant and equipment		(30,257)	(32,445)	[1]	(106,136)	[1]
Other financial assets	[1]		(1,248)
Disposals:
Disposal of subsidiaries	[1]		176,590		20,533
Other non-current assets		341	8,668	[1]	12,734	[1]
Other	[1]		3,768		6,853
Net cash provided (used) by investing activities		(31,940)	165,910	[1]	(85,875)	[1]
Cash flows from financing activities:
Dividends paid	[1]				(20,642)
Payment for debt issuance costs		(4,540)	(15,117)	[1]	(4,905)	[1]
Repayment of hydro leases	[1]		(55,352)
Repayment of other financial liabilities	[1]				(33,096)
Increase (decrease) in bank borrowings:
Borrowings		177,593	245,629	[1]	252,200	[1]
Payments		(235,296)	(329,501)	[1]	(106,514)	[1]
Proceeds from stock option exercises	[1]				240
Amounts paid due to leases		(10,315)	(18,105)	[1]
Other amounts (paid) due to financing activities		(2,863)	(8,526)	[1]	(13,880)	[1]
Payments to acquire or redeem own shares	[1]				(20,100)
Interest paid		(37,912)	(43,033)	[1]	(43,018)	[1]
Net cash (used) provided by financing activities		(113,333)	(224,005)	[1]	10,285	[1]
Total net cash flows for the year		8,995	(89,289)	[1]	41,205	[1]
Beginning balance of cash and cash equivalents	[1]	123,175	216,647		184,472
Exchange differences on cash and cash equivalents in foreign currencies		(613)	(4,183)	[1]	(9,030)	[1]
Ending balance of cash and cash equivalents		$ 131,557	$ 123,175	[1]	$ 216,647	[1]

[1]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.
[2]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).